                             NATIONWIDE MUTUAL FUNDS
                     Nationwide Mid Cap Growth Leaders Fund
                             Nationwide Leaders Fund
                        Nationwide Small Cap Leaders Fund
                       Nationwide U.S. Growth Leaders Fund
                        Nationwide Worldwide Leaders Fund

                        Supplement Dated January 15, 2008
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement, have the same meanings assigned to them in the Prospectus.

Effective January 7, 2008,  Security Investors,  LLC ("Security  Investors") and
Nationwide Separate Accounts,  LLC ("NSA") have completed a transaction pursuant to which Security Investors hired the portfolio  managers,  analysts and support personnel  of NSA and also  acquired  certain  resources,  technology  and other
assets   related  to  the   investment   management   operations   of  NSA  (the
"Transaction").

Nationwide  Fund Advisors (the  "Adviser") is and continues to be the investment adviser  to  Nationwide  Mutual  Funds  (the  "Trust").  As of  January 7, 2008,
Security  Investors  replaced NSA as subadviser to the Nationwide Mid Cap Growth
Leaders  Fund (the  "Fund").  At a meeting of the Board of Trustees of the Trust held on December 3, 2007,  the Board approved a new  subadvisory  agreement with
Security Investors, in reliance upon the Manager of Managers Exemptive Order the
Trust has obtained from the  Securities and Exchange  Commission,  which permits the  hiring of an  unaffiliated  subadviser  with  Board,  but not  shareholder, approval.

The Fund's portfolio manager,  investment  objective,  principal  strategies and related risks  currently are expected to remain the same. The Fund's  investment advisory fees also will not change since the Adviser will pay Security Investors for its  sub-advisory  services out of the management  fee the Adviser  receives from the Fund.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Security Investors.

PS-LDRS-7   1-08              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE